UNBILLED REVENUE	12 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 5. UNBILLED REVENUE

  Unbilled revenue consisted of the following:

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)
Unbilled revenue	$4,975	$6,029
	$4,975	$6,029

The Company records revenue in excess of billings as “unbilled revenue”. The Company expects all billed and unbilled amounts to be collected within one year. The decrease of $1,054 or 17% is mainly attributable to the reduced revenue generated from the Jingbian integration project, which was engaged with Hualu Engineering & Technology Co., Ltd during 2014.